STOCK-BASED COMPENSATION (Details 5)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants
Risk-free interest rate (as a percent)	1.70%	1.80%	1.80%
Volatility (as a percent)	77.00%	77.00%	77.10%	87.80%
Expected term	6 years 2 months 16 days	6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield (as a percent)			0.00%	0.00%
Minimum
Weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants
Risk-free interest rate (as a percent)				1.09%
Maximum
Weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants
Risk-free interest rate (as a percent)				1.22%